As filed with the Securities and Exchange Commission on November 24, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18

MILWAUKEE, WI 53202
(Address of principal executive offices, including Zip Code)

BRETT R. MEILI, Esq.

ROBERT W. BAIRD & CO. INCORPORATED

777 EAST WISCONSIN AVENUE

MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473

Registrant's telephone number, including area code

Date of fiscal year end: 12/31/04

Date of reporting period:  9/30/04

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund

Schedule of Investments September 30, 2004 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9%

Asset-Backed Securities - 12.4%
$ 847,350	Advanta Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.63%, 06-25-2028	$ 855,801
386,014	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08-25-2027	398,901
886,495	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06-25-2029	927,329
1,350,000	Chase Funding Mortgage Loan,
	Series 2004-1, Class 1A3, 2.98%, 04-25-2026	1,333,452
790,500	Chemical Master Credit Card Trust I,
	Series 1996-3, Class A, 7.09%, 02-15-2009	845,823
	Contimortgage Home Equity Loan Trust:
433,341	Series 1999-1, Class A7, 6.47%, 12-25-2013	441,487
836,866	Series 1998-2, Class A7, 6.57%, 03-15-2023	835,829
769,742	Series 1998-3, Class A17, 6.22%, 10-15-2029	779,567
	Countrywide Asset-Backed Certificates:
1,475,000	Series 2004-10, Class AF2, 3.32%, 05-25-2022	1,474,972
600,000	Series 2004-9, Class AF2, 3.34%, 09-25-2023	598,688
	Delta Funding Home Equity Loan Trust:
576,206	Series 1997-2, Class A6, 7.04%, 06-25-2027	575,549
313,873	Series 1999-1, Class A6F, 6.34%, 12-15-2028	321,677
334,963	Series 1999-2, Class A7F, 7.03%, 08-15-2030	345,490
1,000,000	Deutsche Alt-A Securities, Inc.,
	Series 2003-2XS, Class A2, 3.03%, 09-25-2033	999,655
501,721	EQCC Home Equity Loan Trust,
	Series 1997-3, Class A9, 6.57%, 02-15-2029	502,640
62,144	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09-25-2027	62,074
	Green Tree Financial Corporation:
829,219	Series 1998-4, Class A5, 6.18%, 04-01-2030	846,164
49,342	Series 1998-6, Class A5, 6.06%, 06-01-2030	49,408
327,646	Series 1999-3, Class A5, 6.16%, 02-01-2031	336,363
	IMC Home Equity Loan Trust:
110,802	Series 1997-7, Class A8, 6.65%, 02-20-2029	110,721
317,776	Series 1998-1, Class A6, 6.52%, 06-20-2029	321,536
2,500,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 1.99%, 08-16-2010	2,506,704
502,942	Mortgage Lenders Network Home Equity Loan Trust,
	Series 1998-2, Class A1, 6.61%, 07-25-2029	521,220
478,062	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	426,432
1,150,000	Renaissance Home Equity Loan Trust,
	Series 2004-3, Class AF2, 3.57%, 11-25-2034	1,136,453
	Residential Asset Mortgage Products, Inc.:
1,500,000	Series 2003-RS9, Class AI3, 3.61%, 10-25-2028	1,499,600
1,000,000	Series 2003-RS6, Class AI3, 3.08%, 12-25-2028	994,501
	Residential Asset Securities Corporation:
850,000	Series 2003-KS5, Class AI2, 1.88%, 09-25-2022	844,661
700,000	Series 2003-KS7, Class AI3, 3.37%, 11-25-2028	701,711
206,237	Series 1998-KS2, Class AI9, 6.42%, 07-25-2029	207,760
146,063	Salomon Brothers Mortgage Securities VII,
	Series 1997-LB6, Class A6, 6.82%, 12-25-2027	145,896
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Asset-Backed Securities - 12.4% (cont.)
$ 1,649,000	Wells Fargo Home Equity Trust,
	Series 2004-2, Class AI2, 3.45%, 06-25-2019	$ 1,645,393
		23,593,457
Financial - 18.2%
325,000	Aetna, Inc.,
	7.13%, 08-15-2006	348,409
	Allfirst Financial, Inc. Subordinated Notes:
1,150,000	7.20%, 07-01-2007	1,270,109
500,000	6.88%, 06-01-2009	548,233
550,000	American General Finance Corporation Notes,
	4.00%, 03-15-2011	537,444
50,000	American General Finance Corporation Senior Notes,
	8.45%, 10-15-2009	59,192
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11-01-2025	704,610
120,000	AmSouth Bank NA Subordinated Notes,
	6.45%, 02-01-2008	129,907
500,000	AMVESCAP PLC, f
	5.38%, 02-27-2013	507,744
519,000	Aon Corporation Notes,
	8.65%, 05-15-2005	535,770
225,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07-15-2015	313,041
350,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	386,660
750,000	Bank One Corporation Subordinated Notes,
	10.00%, 08-15-2010	960,014
480,000	Bankers Trust Corporation Subordinated Notes,
	7.38%, 05-01-2008	539,555
150,000	BSCH Issuances, Ltd., f
	7.63%, 09-14-2010	176,111
800,000	CIT Group, Inc. Senior Notes,
	3.38%, 04-01-2009	780,752
1,086,000	Comerica Incorporated Subordinated Notes,
	7.25%, 08-01-2007	1,197,530
800,000	Compass Bank Subordinated Notes,
	8.10%, 08-15-2009	946,308
	Countrywide Home Loans, Inc.:
1,000,000	5.50%, 02-01-2007	1,048,475
175,000	2.88%, 02-15-2007	173,102
900,000	Credit Suisse Finance Broker USA, Inc. Notes,
	6.13%, 11-15-2011	980,537
475,000	Dime Capital Trust,
	9.33%, 05-06-2027	549,261
494,646	First National Bank Chicago Pass Thru Certificates,
	8.08%, 01-05-2018	599,363
100,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	106,371
775,000	FMR Corporation Notes,
	4.75%, 03-01-2013, (Acquired 02-26-03; Cost $777,068)*	775,856
500,000	General Electric Capital Corporation Notes,
	6.00%, 06-15-2012	549,325
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Financial - 18.2% (cont.)
$ 1,000,000	Genworth Financial Inc. Notes,
	5.75%, 06-15-2014	$ 1,053,748
500,000	The Goldman Sachs Group, Inc.,
	5.15%, 01-15-2014	503,028
200,000	The Goldman Sachs Group, Inc. Notes,
	6.60%, 01-15-2012	223,353
500,000	Health Care Service Corporation Notes,
	7.75%, 06-15-2011 (Acquired 06-20-01; Cost $497,765)*	581,778
1,200,000	Household Finance Corporation Senior Unsubordinated Notes,
	6.40%, 06-17-2008	1,309,348
400,000	ING Groep NV Notes,
	8.50%, 02-15-2005	406,703
300,000	International Lease Finance Corporation Notes,
	5.70%, 07-03-2006	314,349
500,000	J.P. Morgan Chase & Company Subordinated Notes,
	6.63%, 03-15-2012	561,217
1,550,000	KeyCorp Subordinated Notes,
	6.75%, 03-15-2006	1,641,391
700,000	Lehman Brothers Holdings, Inc. Notes,
	8.50%, 05-01-2007	790,839
175,000	Lehman Brothers, Inc. Senior Subordinated Debentures,
	11.63%, 05-15-2005	184,305
600,000	MBNA Corporation Notes,
	6.13%, 03-01-2013	644,977
750,000	Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
	5.00%, 02-03-2014	751,057
1,000,000	Morgan Stanley Dean Witter Debentures,
	10.00%, 06-15-2008	1,202,888
300,000	Morgan Stanley Unsubordinated Notes,
	6.75%, 04-15-2011	336,166
196,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02-15-2011	217,938
500,000	Nationwide Life Global Fund Notes,
	5.35%, 02-15-2007 (Acquired 02-08-02; Cost $499,520)*	522,515
894,000	PNC Funding Corporation,
	7.50%, 11-01-2009	1,031,237
1,200,000	Protective Life U.S. Funding Notes,
	5.88%, 08-15-2006, (Acquired 08-06-01 and 01-14-04;
	Cost $699,160 and $530,742, respectively)*	1,264,296
1,200,000	Rabobank Nederland Senior Notes, f
	2.70%, 03-15-2007, (Acquired 02-03-04; Cost $1,199,760)*	1,178,734
546,000	SAFECO Corporation Senior Notes,
	7.25%, 09-01-2012	630,287
	Santander Central Hispano Issuances: f
325,000	7.00%, 04-01-2006	345,111
500,000	6.38%, 02-15-2011	550,811
350,000	Sanwa Bank Ltd. NY Subordinated Notes,
	7.40%, 06-15-2011	402,906
1,160,000	Transamerica Finance Corporation Debentures,^
	0.00%, 03-01-2010	882,712
350,000	UFJ Finance Aruba AEC, f
	6.75%, 07-15-2013	388,069
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Financial - 18.2% (cont.)
	Union Planters Corporation Subordinated Notes:
	6.50%, 03-15-2008, (Acquired 05-08-02, 02-12-03, and 05-08-03;
$ 645,000	Cost $200,548, $75,169, and $413,799, respectively)*	$ 696,172
300,000	7.75%, 03-01-2011	355,100
395,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	405,760
500,000	Washington Mutual Bank FA Subordinated Notes,
	6.88%, 06-15-2011	565,262
		34,665,736
Industrial - 17.1%
84,130	America West Airlines Pass Thru Certificates,
	8.54%, 01-02-2006	77,510
810,000	Anthem, Inc.,
	6.80%, 08-01-2012	913,031
375,000	AOL Time Warner, Inc.,
	6.88%, 05-01-2012	418,379
225,000	Auburn Hills Trust Debentures,
	12.38%, 05-01-2020	345,798
400,000	British Telecom PLC Notes, f
	8.13%, 12-15-2010	482,342
800,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014, (Acquired 04-07-04; Cost $799,448)*	813,630
1,000,000	Clear Channel Communications, Inc. Notes,
	5.50%, 09-15-2014	994,748
300,000	Coca-Cola Enterprises, Inc. Notes,
	4.38%, 09-15-2009	306,752
	Continental Airlines, Inc. Pass Thru Certificates:
44,907	7.42%, 04-01-2007	40,853
291,523	6.54%, 09-15-2008	251,353
300,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	328,527
1,155,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04-15-2007	1,131,586
700,000	Cooper Industries, Inc.,
	5.25%, 07-01-2007	734,121
693,000	CSX Corporation Debentures,
	9.00%, 08-15-2006	764,098
350,000	Delta Air Lines, Inc. Pass Thru Certificates,
	7.78%, 11-18-2005	151,220
1,000,000	Deutsche Telekom International Finance BV, f
	8.00%, 06-15-2010	1,198,588
300,000	Dollar General Corporation,
	8.63%, 06-15-2010	345,000
500,000	Fiserv, Inc. Notes,
	4.00%, 04-15-2008	505,897
623,000	Ford Capital BV Debentures, f
	9.50%, 06-01-2010	732,477
300,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	339,820
300,000	Ford Motor Credit Company Notes,
	9.03%, 12-30-2009	303,314
675,000	Ford Motor Credit Company Senior Notes,
	5.80%, 01-12-2009	699,631
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Industrial - 17.1% (cont.)
$ 500,000	General Electric Company Notes,
	5.00%, 02-01-2013	$ 514,221
800,000	General Motors Acceptance Corporation Notes,
	6.88%, 09-15-2011	839,218
500,000	General Motors Nova Financing, f
	6.85%, 10-15-2008,	530,182
800,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04; Cost $794,280)*	775,878
	Halliburton Company Notes:
425,000	5.63%, 12-01-2008	447,020
325,000	5.50%, 10-15-2010	340,465
650,000	Hanson Australia Funding, f
	5.25%, 03-15-2013	660,211
400,000	Highmark, Inc. Notes,
	6.80%, 08-15-2013, (Acquired 08-14-03; Cost $399,088)*	434,158
750,000	Hutchison Whamp International Ltd., f
	6.25%, 01-24-2014, (Acquired 11-19-03; Cost $749,228)*	769,640
1,000,000	Ingersoll-Rand Company Debentures, f
	6.39%, 11-15-2027	1,122,073
105,000	International Paper Company Notes,
	7.63%, 01-15-2007	114,401
650,000	Laboratory Corporation of America Holdings Senior Notes,
	5.50%, 02-01-2013	675,443
350,000	Marathon Oil Corporation,
	6.00%, 07-01-2012	378,665
500,000	Marathon Oil Corporation Notes,
	5.38%, 06-01-2007	524,460
475,000	Masco Corporation Notes,
	5.88%, 07-15-2012	510,890
900,000	The May Department Stores Company Debentures,
	8.85%, 03-01-2006	967,466
175,000	MeadWestvaco Corporation Notes,
	2.75%, 12-01-2005	175,004
	Northwest Airlines, Inc.:
500,195	7.25%, 01-02-2012	354,673
243,167	6.26%, 11-20-2021	250,423
375,000	Park Place Entertainment Senior Notes,
	7.50%, 09-01-2009	422,813
700,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $696,731)*	727,053
400,000	POSCO Notes, f
	7.38%, 05-15-2005	411,844
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08-03-2009	320,250
100,000	7.25%, 02-15-2011	89,250
500,000	SBC Communications Inc. Notes,
	5.63%, 06-15-2016	510,966
650,000	Sealed Air Corporation Senior Notes,
	5.38%, 04-15-2008, (Acquired 04-09-03; Cost $646,490)*	678,682
252,076	Southwest Airlines Company Pass Thru Certificates,
	7.67%, 01-02-2014	283,126
500,000	Sprint Capital Corporation,
	6.00%, 01-15-2007	529,258
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Industrial - 17.1% (cont.)
$ 300,000	TCI Communications, Inc. Debentures,
	8.75%, 08-01-2015	$ 373,939
200,000	Tele-Communications, Inc. Debentures,
	9.80%, 02-01-2012	255,009
425,000	Time Warner, Inc. Debentures,
	9.13%, 01-15-2013	532,117
	Tyco International Group SA: f
700,000	6.38%, 02-15-2006	731,800
400,000	6.38%, 10-15-2011	442,368
650,000	6.00%, 11-15-2013	701,505
281,976	Union Pacific Corporation Pass Thru Certificates,
	8.66%, 07-02-2011	319,165
	United Air Lines, Inc. Pass Thru Certificates:
245,275	7.76%, 10-01-2005, @	20,625
399,224	6.20%, 09-01-2008	332,005
300,000	10.02%, 03-22-2014, @, ^	142,977
1,000,000	Viacom Inc.,
	7.70%, 07-30-2010	1,163,426
55,000	Westvaco Corporation Notes,
	8.40%, 06-01-2007	61,314
300,000	Weyerhaeuser Company Notes,
	5.95%, 11-01-2008	322,793
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06-05-2012	558,185
250,000	Wyeth Notes,
	7.90%, 02-15-2005	254,639
325,000	Yosemite Security Trust I,@,^
	8.25%, 11-15-2004 (Acquired 04-26-01; Cost $325,599)*	118,219
		32,566,494
Utilities - 6.8%
300,000	Baltimore Gas and Electric Company Notes,
	5.25%, 12-15-2006	312,006
750,000	Columbia Energy Group Notes,
	Series E, 7.32%, 11-28-2010	783,986
225,000	Conectiv, Inc. Notes,
	6.73%, 06-01-2006	227,963
800,000	Duke Capital LLC Notes,
	5.67%, 08-15-2014	815,954
300,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	349,500
500,000	Entergy Gulf States, Inc. 1st Mortgage,
	5.20%, 12-03-2007	501,775
300,000	Exelon Corporation Senior Notes,
	6.75%, 05-01-2011	334,970
450,000	Gemstone Investors, Ltd., f
	7.71%, 10-31-2004, (Acquired 10-25-01; Cost $450,000)*	450,563
400,000	Gulf States Utilities 1st Mortgage,
	Series B, 6.77%, 08-01-2005	413,590
300,000	Korea Electric Power Corporation, f
	6.75%, 08-01-2027	321,734
800,000	MidAmerican Energy Holdings Company Snior Notes,
	4.63%, 10-01-2007	818,456
325,000	National Rural Utilities Cooperative Finance Collateral Trust,
	3.88%, 02-15-2008	327,897
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Utilities - 6.8% (cont.)
$ 925,000	National Rural Utilities Cooperative Finance Corporation Notes,
	5.75%, 08-28-2009	$ 990,840
650,000	NiSource Finance Corporation,
	7.63%, 11-15-2005	683,017
725,000	ONEOK, Inc. Senior Notes,
	7.13%, 04-15-2011	816,438
800,000	Pacific Gas and Electric Company 1st Mortgage,
	4.80%, 03-01-2014	794,053
300,000	PPL Energy Supply, LLC Senior Notes,
	Series A, 6.40%, 11-01-2011	328,316
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	197,313
	PSE&G Power LLC:
275,000	7.75%, 04-15-2011	320,182
400,000	5.00%, 04-01-2014	390,004
843,018	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	1,107,853
350,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	367,038
600,000	Vectren Utility Holdings,
	6.63%, 12-01-2011	667,319
600,000	The Williams Companies, Inc. Notes,
	8.13%, 03-15-2012	691,500
		13,012,267
Mortgage-Backed Securities - 9.0%
165,000	CitiFinancial Mortgage Securities, Inc.,
	Series 2003-2, Class AF2, 2.13%, 05-25-2033	163,845
1,020,000	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 3A3, 3.69%, 12-25-2033	1,014,573
113,586	Federal Gold Loan Mortgage Corporation (FGLMC),
	6.00%, 07-01-2028	117,694
	Federal Home Loan Mortgage Corporation (FHLMC):
1,350,000	Series 2592, Class PD, 5.00%, 07-15-2014	1,377,024
1,686,577	Series 2695, Class UA, 5.50%, 09-15-2014	1,749,047
19,630	Series 2418, Class MC, 6.00%, 09-15-2019	19,619
52,352	Series 1094, Class K, 7.00%, 06-15-2021	52,523
31,202	Series 1101, Class M, 6.95%, 07-15-2021	31,304
282,860	Series 1136, Class H, 6.00%, 09-15-2021	282,643
105,807	Series 1280, Class B, 6.00%, 04-15-2022	106,033
121,469	Series 1395, Class G, 6.00%, 10-15-2022	123,020
956,511	Series 2531, Class N, 4.00%, 07-15-2027	959,799
	Federal National Mortgage Association (FNMA):
1,000,000	Series 2002-73, Class OC, 5.00%, 04-25-2014	1,023,908
1,500,000	Series 2003-24, Class PC, 5.00%, 11-25-2015	1,524,555
400,000	Series 2002-94, Class BG, 5.00%, 04-25-2016	409,395
1,176,616	Series 2002-46, Class D, 5.00%, 08-25-2016	1,197,041
165,293	Series 1991-137, Class H, 7.00%, 10-25-2021	176,449
333,284	Series 1992-136, Class PK, 6.00%, 08-25-2022	348,294
215,311	Series 1993-32, Class H, 6.00%, 03-25-2023	220,060
1,500,000	Series 2002-95, Class MD, 5.00%, 07-25-2026	1,520,182
1,500,000	Series 2002-77, Class QP, 5.00%, 09-25-2026	1,520,828
500,000	Series 2003-25, Class PC, 4.50%, 02-25-2027	503,216
75,486	Series 1998-66, Class C, 6.00%, 12-25-2028	79,421
1,000,000	IMPAC Secured Assets Corporation,
	Series 2004-2, Class A3, 5.00%, 08-25-2034	999,864
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.9% (cont.)

Mortgage-Backed Securities - 9.0% (cont.)
	Residential Accredit Loans, Inc.:
$ 58,311	Series 1998-QS2, Class A7, 7.00%, 02-25-2028	$ 58,231
137,313	Series 1998-QS4, Class AI5, 7.00%, 03-25-2028	137,124
1,490,905	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06-25-2033	1,492,905
		17,208,597

International (U.S. $ Denominated) - 2.3%
	Corp. Andina De Fomento Notes: f
170,000	8.88%, 06-01-2005	176,733
275,000	7.38%, 01-18-2011	315,108
400,000	Korea Development Bank Notes, f
	4.25%, 11-13-2007	407,280
700,000	Landeskreditbank Baden-Wuerttemberg Subordinated Notes, f
	6.35%, 04-01-2012	795,076
350,000	National Bank of Hungary Debentures, f
	8.88%, 11-01-2013	459,668
	Pemex Project Funding Master Trust:
275,000	6.13%, 08-15-2008	288,750
1,000,000	9.13%, 10-13-2010	1,190,000
650,000	Westdeutsche Landesbank Subordinated Notes, f
	6.05%, 01-15-2009	702,477
		4,335,092
Taxable Municipal Bond - 1.0%
	Tobacco Settlement Financing Corporation:
445,000	Series 2001-A, Class A, 5.92%, 06-01-2012	440,234
673,257	Series 2001-A, Class A, 6.36%, 05-15-2025	658,075
1,046,000	Toll Road Inv Part II, ^
	0.00%, 02-15-2011, (Acquired 09-28-04; Cost $782,046)*	766,910
		1,865,219
U.S. Government Agency - 17.5%
29,425,000	Federal Home Loan Mortgage Corporation (FHLMC) Notes,
	6.63%, 09-15-2009	33,191,812

U.S. Treasury Obligations - 13.6%
	U.S. Treasury Bonds:
350,000	9.88%, 11-15-2015	522,047
4,300,000	9.25%, 02-15-2016	6,191,497
	U.S. Treasury Notes:
6,250,000	6.13%, 08-15-2007	6,810,300
3,550,000	3.25%, 01-15-2009	3,551,665
7,850,000	6.00%, 08-15-2009	8,775,444
		25,850,953

	Total Long-Term Investments (Cost $183,308,418)	186,289,627

Shares		Value
SHORT-TERM INVESTMENTS - 1.0%

Money Market Fund - 1.0%
1,867,212	Investment Company Cash Reserve Portfolio - AIM Fund	$ 1,867,212

	Total Short-Term Investments (Cost $1,867,212)	1,867,212

	Total Investments (Cost $185,175,630) 98.9%	188,156,839

	Other Assets, less Liabilities - 1.1%	2,023,527

	TOTAL NET ASSETS 100.0%	$ 190,180,366

	*Unregistered security
	@ Security in default
	^ Non-income producing security
	f Foreign

Baird Aggregate Bond Fund

Schedule of Investments September 30, 2004 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0%

Asset-Backed Securities - 16.6%
$ 225,000	Advanta Business Card Master Trust,
	Series 2003-B, Class A, 2.26%, 12-22-2008	$ 225,613
179,798	Advanta Mortgage Loan Trust,
	Series 1999-2, Class A6, 6.82%, 05-25-2029	186,586
800,000	American General Mortgage Loan Trust,
	Series 2003-1, Class A2, 2.54%, 04-25-2033	798,129
637,168	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06-25-2029	666,518
922,881	Bear Stearns Asset Backed Securities Trust,
	Series 2003-AC1, Class A1, 4.10%, 05-25-2033	925,161
125,000	Chemical Master Credit Card Trust I,
	Series 1996-3, Class A, 7.09%, 02-15-2009	133,748
	Citifinancial Mortgage Securities, Inc.:
225,000	Series 2003-2, Class AF2, 2.13%, 05-25-2033	223,426
500,000	Series 2003-2, Class AF3, 3.04%, 05-25-2033	498,395
41,099	Conseco Finance,
	Series 2002-C, Class AF3, 4.58%, 06-15-2032	41,156
	Contimortgage Home Equity Loan Trust:
509,813	Series 1999-1, Class A7, 6.47%, 12-25-2013	519,397
35,770	Series 1997-2, Class A9, 7.09%, 04-15-2028	35,748
29,009	Series 1997-3, Class A9, 7.12%, 08-15-2028	28,987
286,620	Series 1999-3, Class A8, 2.21%, 05-25-2029	286,498
600,000	Daimler Chrysler Master Owner Trust,
	Series 2004-A, Class A, 1.90%, 01-15-2009	600,048
139,823	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09-25-2027	139,666
	GE Capital Mortgage Services, Inc.:
54,565	Series 1997-HE3, Class A6, 6.72%, 10-25-2027	54,503
113,080	Series 1997-HE4, Class A7, 6.74%, 12-25-2028	114,081
454,097	Series 1999-HE1, Class A7, 6.27%, 04-25-2029	462,475
	Green Tree Financial Corporation:
339,182	Series 1993-3, Class A7, 6.40%, 10-15-2018	350,925
113,591	Series 1993-4, Class A5, 7.05%, 01-15-2019	117,333
26,494	Series 1995-4, Class A5, 6.95%, 06-15-2025	27,382
8,670	Series 1997-1, Class A5, 6.86%, 03-15-2028	9,248
374,481	Series 1997-6, Class A8, 7.07%, 01-15-2029	400,046
414,610	Series 1998-4, Class A5, 6.18%, 04-01-2030	423,082
41,996	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11-20-2028	41,947
400,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 1.99%, 08-16-2010	401,073
1,250,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	1,252,777
239,031	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	213,216
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Asset-Backed Securities - 16.6% (cont.)
$ 750,000	RAAC Series,
	Series 2004-SP1, Class AI2, 4.38%, 01-25-2022	$ 756,584
	Residential Asset Mortgage Products, Inc.:
1,000,000	Series 2004-RS1, Class AI3, 3.41%, 06-25-2028	991,479
1,150,000	Series 2003-RS11, Class AI3, 3.56%, 08-25-2028	1,152,207
1,000,000	Series 2003-RS5, Class AI3, 2.59%, 10-25-2028	996,915
250,000	Series 2004-RS3, Class AI2, 3.05%, 06-25-2029	246,045
250,000	Series 2004-RS2, Class AI2, 3.35%, 08-25-2029	247,429
1,035,000	Series 2003-RS7, Class AI6, 5.34%, 08-25-2033	1,061,741
175,000	Series 2003-RS10, Class AI7, 4.85%, 11-25-2033	177,195
	Residential Asset Securities Corporation:
1,000,000	Series 2004-KS7, Class AI2, 3.51%, 05-25-2024	1,002,510
1,250,000	Series 2004-KS2, Class AI3, 3.02%, 05-25-2029	1,236,420
45,372	Series 1998-KS2, Class AI9, 6.42%, 07-25-2029	45,707
282,153	Series 1998-KS3, Class AI7, 5.98%, 10-25-2029	287,252
260,274	Series 1999-KS1, Class AI8, 6.32%, 04-25-2030	266,299
617,762	Series 1999-KS2, Class AI9, 7.15%, 07-25-2030	631,555
250,000	Series 2003-KS5, Class AI6, 3.62%, 07-25-2033	239,386
206,923	Salomon Brothers Mortgage Securities VII,
	Series 1997-LB6, Class A6, 6.82%, 12-25-2027	206,686
152,167	Saxon Asset Securities Trust,
	Series 1999-2, Class AF6, 6.42%, 03-25-2014	152,531
		18,875,105
Commercial Mortgage-Backed Securities - 1.8%
	GE Capital Commerical Mortgage Corporation:
125,000	Series 2003-C2, Class A2, 4.17%, 07-10-2037	126,325
1,025,000	Series 2002-3A, Class A2, 5.00%, 12-10-2037	1,055,029
250,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.08%, 05-10-2036	241,319
550,000	Mach One Trust,
	Series 2004-1A, Class A2, 4.78%, 05-28-2040	562,461
		1,985,134
Financial - 11.5%
300,000	Allfirst Financial, Inc. Subordinated Notes,
	7.20%, 07-01-2007	331,333
50,000	American General Finance Corporation Notes,
	4.63%, 09-01-2010	50,555
50,000	American General Finance Corporation Senior Notes,
	8.45%, 10-15-2009	59,192
200,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11-01-2025	223,686
275,000	AMVESCAP PLC, f
	5.38%, 02-27-2013	279,259
275,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07-15-2015	382,606
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Financial - 11.5% (cont.)
$ 400,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	$ 441,898
219,000	Bank One Corporation Subordinated Notes,
	10.00%, 08-15-2010	280,324
350,000	BSCH Issuances, Ltd., f
	7.63%, 09-14-2010	410,925
	CIT Group, Inc. Senior Notes:
125,000	3.38%, 04-01-2009	121,993
300,000	7.75%, 04-02-2012	355,037
590,000	Citigroup Inc. Subordinated Notes,
	5.00%, 09-15-2014 (Acquired 09-16-04; Cost $574,852)*	590,734
175,000	Countrywide Home Loans, Inc.,
	5.63%, 07-15-2009	186,291
375,000	Credit Suisse Finance Broker USA, Inc. Notes,
	6.13%, 11-15-2011	408,557
900,000	Dime Capital Trust,
	9.33%, 05-06-2027	1,040,706
175,000	Dresdner Bank - New York Subordinated Debentures, f
	7.25%, 09-15-2015	204,397
74,197	First National Bank Chicago Pass Thru Certificates,
	8.08%, 01-05-2018	89,904
675,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	718,003
460,000	First Union Capital,
	7.94%, 01-15-2027	511,392
250,000	FMR Corporation Notes,
	4.75%, 03-01-2013, (Acquired 02-26-03; Cost $250,667)*	250,276
150,000	General Electric Capital Corporation Notes,
	6.00%, 06-15-2012	164,797
	The Goldman Sachs Group, Inc. Notes:
150,000	6.60%, 01-15-2012	167,515
50,000	4.75%, 07-15-2013	49,057
75,000	5.15%, 01-15-2014	75,454
200,000	Health Care Service Corporation Notes,
	7.75%, 06-15-2011 (Acquired 06-20-01; Cost $199,106)*	232,711
200,000	HSBC Bank PLC Subordinated Notes, f
	6.95%, 03-15-2011	231,707
	KeyCorp Institution:
300,000	7.83%, 12-01-2026	331,589
400,000	8.25%, 12-15-2026	458,777
565,000	Liberty Mutual Notes,
	7.70%, 10-15-2097, (Acquired 03-26-03; Cost $361,573)*	589,219
500,000	Lincoln National Corporation Debentures,
	9.13%, 10-01-2024	521,660
400,000	Morgan Stanley Subordinated Notes,
	4.75%, 04-01-2014	387,230
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Financial - 11.5% (cont.)
$ 200,000	New York Life Insurance Company Notes,
	5.88%, 05-15-2033, (Acquired 05-05-03; Cost $198,048)*	$ 202,880
275,000	Sanwa Bank Ltd. NY Subordinated Notes,
	7.40%, 06-15-2011	316,569
500,000	SLM Corporation Notes,
	5.63%, 08-01-2033	483,245
200,000	Transamerica Capital II,
	7.65%, 12-01-2026, (Acquired 10-21-03; Cost $216,762)*	220,734
600,000	Transamerica Finance Corporation Debentures, ^
	0.00%, 03-01-2010	456,575
100,000	UBS Paine Webber Group Inc. Senior Notes,
	7.99%, 06-09-2017	118,595
225,000	UFJ Finance Aruba AEC, f
	6.75%, 07-15-2013	249,473
350,000	Union Planters Corporation Subordinated Notes,
	7.75%, 03-01-2011	414,283
50,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	51,362
150,000	Washington Mutual Capital I,
	8.38%, 06-01-2027	171,536
200,000	Washington Mutual, Inc. Subordinated Notes,
	8.25%, 04-01-2010	236,703
		13,068,739
Industrial - 12.3%
	AOL Time Warner, Inc.:
400,000	7.63%, 04-15-2031	460,400
175,000	7.70%, 05-01-2032	203,489
250,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03-01-231	328,258
450,000	British Telecom PLC, f
	8.63%, 12-15-2030	591,167
500,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014, (Acquired 04-07-04; Cost $499,655)*	508,519
500,000	ConAgra Foods, Inc. Subordinated Notes,
	9.75%, 03-01-2021	694,617
	Continental Airlines, Inc. Pass Thru Certificates:
103,669	6.80%, 07-02-2007	89,464
227,753	6.54%, 09-15-2008	196,369
189,385	8.31%, 04-02-2011	141,579
512,169	6.90%, 01-02-2018	493,137
1,200,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	1,314,109
250,000	Delta Air Lines, Inc. Pass Thru Certificates,
	7.78%, 11-18-2005	108,014
250,000	Deutsche Telekom International Finance BV, f
	8.25%, 06-15-2030	323,145
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Industrial - 12.3% (cont.)
$ 18,309	Duty Free Promissory Note,
	0.00%, 11-10-2013 (Acquired 11-10-03; Cost $6,408)*,**,^	$ 6,408
164,232	FedEx Corp. Pass Thru Certificates,
	6.85%, 01-15-2019	179,040
475,000	Ford Capital BV Debentures, f
	9.50%, 06-01-2010	558,470
403,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	456,491
100,000	General Motors Acceptance Corporation Notes,
	7.25%, 03-02-2011	106,771
500,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04; Cost $496,425)*	484,924
350,000	Halliburton Company Notes,
	5.50%, 10-15-2010	366,654
100,000	Hanson Australia Funding, f
	5.25%, 03-15-2013	101,571
350,000	The Hertz Corporation Senior Notes,
	8.25%, 06-01-2005	360,399
275,000	Highmark, Inc. Notes,
	6.80%, 08-15-2013, (Acquired 08-14-03; Cost $274,373)*	298,484
350,000	Hutchison Whamp International Ltd., f
	6.25%, 01-24-2014, (Acquired 06-02-04; Cost $334,266)*	359,165
100,000	Marathon Oil Corporation,
	6.00%, 07-01-2012	108,190
536,250	The May Department Stores Company Debentures,
	9.75%, 02-15-2021	692,320
150,000	Norsk Hydro ASA Debentures, f
	9.00%, 04-15-2012	190,288
	Northwest Airlines, Inc.:
446,603	7.25%, 01-02-2012	316,672
178,538	Series 2000-1, Class G, 8.07%, 04-01-2021	196,149
32,179	Northwest Airlines, Inc. Pass Thru Certificates,
	8.13%, 02-01-2014	19,792
275,000	Park Place Entertainment Senior Notes,
	7.50%, 09-01-2009	310,063
400,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $398,132)*	415,459
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08-03-2009	274,500
200,000	7.25%, 02-15-2011	178,500
400,000	SBC Comunications Inc.,
	6.45%, 06-15-2034	409,545
250,000	Sealed Air Corporation,
	8.75%, 07-01-2008, (Acquired 03-27-03; Cost $268,449)*	290,168
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Industrial - 12.3% (cont.)
$ 250,000	Sealed Air Corporation Senior Notes,
	5.38%, 04-15-2008, (Acquired 04-09-03; Cost $248,650)*	$ 261,032
125,000	Sprint Capital Corporation,
	7.63%, 01-30-2011	144,416
320,000	Tenneco Packaging Debentures,
	7.95%, 12-15-2025	392,161
	Tyco International Group SA: f
175,000	6.38%, 10-15-2011	193,536
300,000	6.00%, 11-15-2013	323,771
	United Air Lines, Inc. Pass Thru Certificates:
269,803	7.76%, 10-01-2005, @	22,688
119,767	6.20%, 09-01-2008	99,601
268,051	U.S. Airways Pass Thru Certificates,
	6.85%, 01-30-2018	244,934
195,000	The Walt Disney Company Notes,
	5.62%, 12-01-2008	198,334
		14,012,763
Utilities - 5.7%
750,000	Calenergy Co., Inc. Senior Notes,
	7.63%, 10-15-2007	831,392
200,000	Duke Capital LLC Notes,
	5.67%, 08-15-2014	203,988
250,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	291,250
300,000	Exelon Corporation Senior Notes,
	6.75%, 05-01-2011	334,970
125,000	FPL Group Capital Inc.,
	7.63%, 09-15-2006	135,531
300,000	Gemstone Investors, Ltd., f
	7.71%, 10-31-2004, (Acquired 10-25-01; Cost $300,000)*	300,375
	Korea Electric Power Corporation: f
100,000	7.75%, 04-01-2013	119,837
365,000	6.75%, 08-01-2027	391,443
325,000	ONOEK, Inc. Senior Notes,
	7.13%, 04-15-2011	365,990
300,000	PPL Energy Supply LLC Senior Notes,
	6.40%, 11-01-2011	328,316
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	197,313
	PSE&G Power LLC:
250,000	7.75%, 04-15-2011	291,075
250,000	5.00%, 04-01-2014	243,753
545,483	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	716,846
200,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	209,736
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Utilities - 5.7% (cont.)
$ 300,000	Utilicorp United, Inc. Senior Notes,
	7.63%, 11-15-2009	$ 307,500
500,000	Vectren Utility Holdings,
	6.63%, 12-01-2011	556,099
550,000	The Williams Companies, Inc. Notes,
	8.13%, 03-15-2012	633,875
		6,459,289
Mortgage-Backed Securities - 30.8%
200,000	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 3A3, 3.69%, 12-25-2033	198,936
	Federal Gold Loan Mortgage Corporation (FGLMC):
639,715	6.50%, 07-01-2014	677,625
422,423	6.00%, 05-01-2017	442,976
183,966	5.50%, 11-01-2017	190,443
175,090	5.00%, 12-01-2017	178,347
1,030,379	5.50%, 11-01-2022	1,057,293
151,448	6.00%, 07-01-2028	156,925
132,814	7.00%, 07-01-2028	141,174
86,295	6.50%, 09-01-2028	90,755
375,933	6.50%, 04-01-2029	395,128
83,821	6.50%, 05-01-2029	88,101
	Federal Home Loan Mortgage Corporation (FHLMC):
468,494	Series 2695, Class UA, 5.5%, 09-15-2014	485,847
1,150,000	Series 2539, Class QB, 5.00%, 09-15-2015	1,175,825
250,000	Series 2533, Class PC, 5.00%, 10-15-2017	254,484
504,308	Series 206, Class E, 0.00%, 07-15-2019, ^	500,712
6,436	Series 2418, Class MC, 6.00%, 09-15-2019	6,432
110,107	Series 1074, Class I, 6.75%, 05-15-2021	110,024
73,307	Series 1081, Class K, 7.00%, 05-15-2021	73,546
133,107	Series 1101, Class M, 6.95%, 07-15-2021	133,545
117,980	Series 188, Class H, 7.00%, 09-15-2021	117,966
229,297	Series 1286, Class A, 6.00%, 05-15-2022	229,122
150,000	Series 2551, Class TC, 5.50%, 08-15-2026	155,151
430,430	Series 2531, Class N, 4.00%, 07-15-2027	431,909
159,126	Series 2141, Class N, 5.55%, 11-15-2027	161,392
575,000	Series 2664, Class LG, 5.50%, 07-15-2028	590,727
	Federal National Mortgage Association (FNMA):
1,018,185	5.50%, 12-01-2016	1,055,031
729,387	5.00%, 02-01-2017	744,015
524,827	5.00%, 09-01-2017	534,691
838,690	5.00%, 10-01-2017	854,453
930,940	5.00%, 11-01-2017	948,436
1,438,411	5.00%, 12-01-2017	1,465,446
1,010,629	5.00%, 10-01-2018	1,028,920
125,973	5.00%, 11-01-2018	128,253
227,141	5.00%, 10-01-2023	228,193
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Mortgage-Backed Securities - 30.8% (cont.)
	Federal National Mortgage Association (FNMA) (cont.):
$ 80,375	6.50%, 11-01-2027	$ 84,573
178,473	6.50%, 07-01-2028	187,653
162,018	6.50%, 12-01-2028	170,352
311,438	6.50%, 02-01-2029	327,458
124,566	6.50%, 07-01-2029	130,907
91,021	6.50%, 05-01-2031	95,540
434,814	5.50%, 01-01-2032	442,281
828,319	5.00%, 11-01-2033	821,722
1,000,000	Series 2002-73, Class OC, 5.00%, 04-25-2014	1,023,908
1,175,000	Series 2002-82, Class XC, 5.00%, 05-25-2014	1,201,378
99,817	Series 2002-68, Class KG, 4.75%, 12-25-2014	100,814
350,000	Series 2003-4, Class PC, 5.00%, 12-25-2014	357,083
833,376	Series 2002-70, Class PL, 5.00%, 04-25-2015	844,745
1,000,000	Series 2003-27, Class OJ, 5.00%, 07-25-2015	1,015,881
1,150,000	Series 2002-94, Class MC, 5.00%, 08-25-2015	1,171,685
100,000	Series 2003-16, Class PC, 5.00%, 10-25-2015	101,752
500,000	Series 2003-24, Class PC, 5.00%, 11-25-2015	508,185
1,000,000	Series 2003-18, Class GB, 5.00%, 03-25-2016	1,019,409
206,365	Series 2002-56, Class MC, 5.50%, 09-25-2017	211,673
127,362	Series 1989-37, Class G, 8.00%, 07-25-2019	137,899
174,029	Series 1989-94, Class G, 7.50%, 12-25-2019	187,376
16,848	Series 1990-58, Class J, 7.00%, 05-25-2020	17,982
213,834	Series 1990-105, Class J, 6.50%, 09-25-2020	226,231
84,479	Series 1990-108, Class G, 7.00%, 09-25-2020	88,663
72,098	Series 1991-1, Class G, 7.00%, 01-25-2021	75,353
195,760	Series 1991-86, Class Z, 6.50%, 07-25-2021	206,527
645,895	Series 2003-28, Class KA, 4.25%, 03-25-2022	634,353
81,328	Series G92-30, Class Z, 7.00%, 06-25-2022	85,346
139,775	Series 1992-150, Class MA, 5.50%, 09-25-2022	145,298
248,820	Series 1993-58, Class H, 5.50%, 04-25-2023	258,412
1,125,000	Series 2003-17, Class QR, 4.50%, 11-25-2025	1,124,246
150,000	Series 2002-97, Class NK, 5.00%, 03-25-2026	152,968
1,250,000	Series 2003-31, Class KG, 4.50%, 12-25-2028	1,264,854
313,269	Series 1998-66, Class C, 6.00%, 12-25-2028	329,598
266,945	Series 2003-44, Class AB, 3.75%, 05-25-2033	264,844
	Government National Mortgage Association (GNMA):
201,818	6.50%, 08-15-2027	213,908
156,209	6.00%, 12-20-2028	162,334
157,873	6.50%, 05-15-2029	167,036
386,315	6.50%, 06-15-2029	408,717
140,340	7.00%, 09-20-2029	149,449
160,310	7.00%, 11-15-2029	171,115
1,262,709	6.00%, 11-20-2033	1,309,109
705,473	Series 2001-61, Class EA, 6.00%, 09-16-2028	713,059
Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Mortgage-Backed Securities - 30.8% (cont.)
$ 240,777	IMPAC CMB Trust,
	Series 2004-4, Class 2A2, 5.25%, 09-25-2034	$ 242,144
	Residential Accredit Loans, Inc.:
19,618	Series 1997-QS8, Class A10, 7.50%, 08-25-2027	19,592
47,441	Series 1997-QS9, Class A8, 7.25%, 09-25-2027	47,375
137,313	Series 1998-QS4, Class AI5, 7.00%, 03-25-2028	137,124
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06-25-2018	763,599
496,968	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06-25-2033	497,635
125,000	Structured Asset Securities Corporation,
	Series 2004-16XS, Class A2, 4.91%, 08-25-2034	126,061
		35,177,029
International (U.S. $ Denominated) - 1.5%
	Corp. Andina De Fomento Notes: f
100,000	8.88%, 06-01-2005	103,961
50,000	7.38%, 01-18-2011	57,292
125,000	Hydro-Quebec, f
	11.75%, 02-01-2012	182,535
150,000	Kingdom of Sweden Debentures, f
	11.13%, 06-01-2015	224,060
175,000	Landesbank Baden-Wurttemberg Subordinated Notes, f
	6.35%, 04-01-2012	198,769
110,000	National Bank of Hungary Debentures, f
	8.88%, 11-01-2013	144,467
	Pemex Project Funding Master Trust:
75,000	6.13%, 08-15-2008	78,750
450,000	9.13%, 10-13-2010	535,500
150,000	United Mexican States Notes, f
	9.88%, 02-01-2010	184,950
		1,710,284
Taxable Municipal Bond - 0.4%
	Tobacco Settlement Financing Corporation:
230,000	Series 2001-A, Class A, 5.92%, 06-01-2012	227,537
306,332	Series 2001-A, Class A, 6.36%, 05-15-2025	299,424
		526,961
U.S. Government Agency - 2.6%
2,625,000	Federal Home Loan Mortgage Corporation (FHLMC) Notes,
	6.63%, 09-15-2009	2,961,037

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

U.S. Treasury Obligations - 13.8%
	U.S. Treasury Bonds:
$ 5,450,000	9.25%, 02-15-2016	$ 7,847,362
6,250,000	6.25%, 08-15-2023	7,298,338
500,000	U.S. Treasury Note,
	6.00%, 08-15-2009	558,945
		15,704,645

	Total Long-Term Investments (Cost $108,194,290)	110,480,986

SHORT-TERM INVESTMENTS - 2.7%
Discount Notes - 0.9%
1,000,000	Federal National Mortgage Association (FNMA) Discount Notes,
	0.00%, 10-01-2004,^	1,000,000

Shares		Value
Money Market Fund - 1.8%
1,877,470	Investment Company Cash Reserve Portfolio - AIM Fund	$ 1,877,470
193,439	SEI Daily Income Trust Government Fund	193,439
		2,070,909

	Total Short-Term Investments (Cost $3,070,909)	3,070,909

	Total Investments (Cost $111,265,199) 99.7%	113,551,895

	Other Assets, less Liabilities 0.3%	390,603

	TOTAL NET ASSETS 100.0%	$ 113,942,498

	*Unregistered security
	** Fair valued security
	^ Non-income producing security
	f Foreign

Baird Intermediate Municipal Bond Fund

Schedule of Investments September 30, 2004 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 97.6%

Alabama - 1.4%
$ 460,000	Mobile Alabama, ETM
	6.20%, 02-15-2007	$ 498,769

California - 2.8%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06-01-2033	472,640
450,000	Santa Rosa California Hospital Revenue, ETM
	10.30%, 03-01-2011	570,573
		1,043,213
Colorado - 0.4%
120,000	Colorado Springs Colorado Utilities Revenue, ETM
	5.80%, 11-15-2010	132,773

Delaware - 4.9%
1,500,000	Delaware State Economic Development Authority Revenue, ETM
	6.75%, 01-01-2013	1,805,670

Florida - 2.4%
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue, ETM
	11.50%, 10-01-2012	469,302
370,000	Orange County Florida Health Revenue, ETM
	8.75%, 10-01-2009	427,938
		897,240
Georgia - 3.1%
895,000	Fulton County Georgia Hospital Authority Revenue, ETM
	7.88%, 10-01-2013	1,143,183

Illinois - 3.0%
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01-01-2013	1,105,250

Indiana - 12.5%
745,000	Baugo Indiana School Building Corporation,
	5.50%, 01-15-2012 (AMBAC insured)	845,687
3,030,000	Indiana State Office Building, Pre-refunded to 07-01-2013
	5.38%, 07-01-2015	3,486,409
195,000	Indiana Toll Road Commission, ETM
	9.00%, 01-01-2015	269,420
		4,601,516
Iowa - 2.0%
630,000	Muscatine Iowa Electric Revenue, ETM
	6.70%, 01-01-2013	730,516

Louisiana - 8.2%
645,000	Denham Springs-Livingston Housing and Mortgage Finance Authority, ETM
	7.20%, 08-01-2010	788,306
400,000	Houma-Terrebonne Public Transit Financing Authority, ETM
	7.30%, 04-01-2010	479,404
1,450,000	Jefferson Parish LA Home Mortgage Authority, ETM
	7.10%, 08-01-2010	1,751,469
		3,019,179
Principal
Amount		Value
MUNICIPAL BONDS - 97.6% (cont.)

Minnesota - 2.4%
$ 740,000	Western Minnesota Municipal Power Agency, ETM
	6.38%, 01-01-2016	$ 864,031

Mississippi - 2.9%
600,000	Mississippi Housing Financial Corporation, ETM
	0.00%, 06-01-2015	379,758
620,000	Mississippi State, ETM
	6.20%, 02-01-2008	693,352
		1,073,110
New Jersey - 3.3%
400,000	New Jersey State Transit Trust, Pre-refunded to 06-15-2009
	5.00%, 06-15-2017	441,036
	New Jersey State Turnpike Authority, ETM :
577,000	6.75%, 01-01-2009	616,548
130,000	6.50%, 01-01-2016	159,389
		1,216,973
New York - 2.9%
1,000,000	Triborough Bridge & Tunnel Authority, ETM
	5.25%, 01-01-2014	1,080,570

Ohio - 0.6%
165,000	Miamisburg Ohio Water Revenue, ETM
	7.00%, 11-15-2016	200,721

Oklahoma - 7.9%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue, ETM
	6.90%, 08-01-2011	2,915,686

Pennsylvania - 10.0%
830,000	Philadelphia Pennsylvania Gas Works, ETM
	7.00%, 05-15-2020	1,047,792
1,515,000	Pittsburgh Pennsylvania Water & Sewer Authority, ETM
	7.25%, 09-01-2014	1,839,786
1,000,000	Wilson Pennsylvania Area School District,
	0.00%, 05-15-2011 (AMBAC insured)	787,090
		3,674,668
South Carolina - 0.9%
285,000	Greenville South Carolina Waterworks Revenue, ETM
	7.00%, 02-01-2010	343,166

South Dakota - 2.3%
705,000	Heartland Consumers Power District, ETM
	7.00%, 01-01-2016	837,399

Tennessee - 7.0%
605,000	Metropolitan Government Nashville & Davidson County Tennessee H&E, ETM
	6.10%, 07-01-2010	672,427
1,545,000
	6.50%, 12-01-2014	1,913,838
		2,586,265
Principal
Amount		Value
MUNICIPAL BONDS - 97.6% (cont.)

Texas - 8.5%
$ 700,000	Houston Texas Sewer System Revenue, ETM
	9.38%, 10-01-2013	$ 957,670
675,000	Sam Rayburn Texas Municipal Power Agency, ETM
	6.00%, 09-01-2010	763,290
225,000	Texas Public Building Authority Building Revenue, ETM
	7.13%, 08-01-2011	266,632
1,000,000	University Houston Texas,
	5.25%, 02-15-2012 (FSA insured)	1,123,140
		3,110,732
Utah - 2.1%
605,000	Salt Lake City Utah Hospital Revenue, ETM
	8.13%, 05-15-2015	778,157

Washington - 6.1%
1,025,000	Clark County School District No. 037,
	5.13%, 12-01-2011	1,142,034
1,000,000	Washington State,
	5.00%, 09-01-2013 (FGIC insured)	1,095,520
		2,237,554

	Total Municipal Bonds (Cost $34,999,113)	35,896,341

Shares		Value
SHORT-TERM INVESTMENT - 1.1%
Money Market Fund - 1.1%
408,653	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund	$ 408,653

	Total Short-Term Investment (Cost $408,653)	408,653

	Total Investments (Cost $35,407,766) 98.7%	36,304,994

	Other Assets, less Liabilities 1.3%	476,913

	TOTAL NET ASSETS 100.0%	$ 36,781,907

	ETM Escrowed to maturity

Baird Core Plus Bond Fund

Schedule of Investments September 30, 2004 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.4%

Asset-Backed Securities - 13.6%
$ 450,000	American General Mortgage Loan Trust,
	Series 2003-1, Class A2, 2.54%, 04-25-2033	$ 448,948
205,085	Bear Stearns Asset Backed Securities Trust,
	Series 2003-AC1, Class A1, 4.10%, 05-25-2033	205,591
418,433	Contimortgage Home Equity Loan Trust,
	Series 1998-2, Class A7, 6.57%, 03-15-2023	417,915
	Green Tree Financial Corporation:
69,364	Series 1997-1, Class A5, 6.86%, 03-15-2028	73,986
549,358	Series 1998-4, Class A5, 6.18%, 04-01-2030	560,584
300,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 1.99%, 08-16-2010	300,805
300,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	300,666
136,589	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	121,838
	Residential Asset Mortgage Products, Inc.:
400,000	Series 2003-RS11, Class AI3, 3.56%, 08-25-2028	400,767
400,000	Series 2003-RS5, Class AI3, 2.59%, 10-25-2028	398,766
300,000	Series 2003-RS10, Class AI7, 4.85%, 11-25-2033	303,762
	Residential Asset Securities Corporation:
450,000	Series 2003-KS2, Class AI3, 2.66%, 11-25-2028	448,351
450,000	Series 2003-KS5, Class AI6, 3.62%, 07-25-2033	430,894
		4,412,873
Commercial Mortgage-Backed Securities - 0.5%
150,000	Mach One Trust,
	Series 2004-1A, Class A2, 4.78%, 05-28-2040	153,398

Financial - 6.9%
175,000	CIT Group, Inc. Senior Notes,
	3.38%, 04-01-2009	170,790
100,000	Countrywide Home Loans, Inc.,
	6.25%, 04-15-2009	109,062
350,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	372,298
250,000	First Union Capital,
	7.94%, 01-15-2027	277,930
375,000	Liberty Mutual Insurance Notes,
	7.70%, 10-15-2097, (Acquired 03-26-03; Cost $239,982)*	391,075
50,000	Met Life Global Funding I Notes,
	4.75%, 06-20-2007, (Acquired 09-15-04; Cost $51,534)*	51,816
100,000	New York Life Insurance Company Notes,
	5.88%, 05-15-2033, (Acquired 05-05-03; Cost $99,024)*	101,440
100,000	Transamerica Capital II,
	7.65%, 12-01-2026, (Acquired 10-21-03; Cost $108,381)*	110,367
457,000	Washington Mutual Capital I,
	8.38%, 06-01-2027	522,612
100,000	Wharf International Finance LTD, f
	7.63%, 03-13-2007	109,133
		2,216,523
Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.4% (cont.)

Industrial - 17.4%
$ 110,989	America West Airlines Pass Thru Certificates,
	8.54%, 01-02-2006	$ 102,255
300,000	AOL Time Warner, Inc.,
	7.63%, 04-15-2031	345,300
649,645	Atlas Air, Inc. Pass Thru Certificates,
	8.71%, 01-02-2019	639,284
75,000	Best Foods Notes,
	Series C, 6.15%, 01-15-2006	78,150
150,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014, (Acquired 04-07-04; Cost $149,897)*	152,556
67,130	The Burlington Northern Santa Fe Railway Company Pass Thru Certificates,
	7.42%, 03-23-2010	73,203
	Continental Airlines, Inc. Pass Thru Certificates:
34,544	7.42%, 04-01-2007	31,425
89,846	6.80%, 07-02-2007	77,535
78,478	6.90%, 01-02-2018	75,561
400,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	438,036
100,000	Cox Communications, Inc. Notes,
	7.88%, 08-15-2009	111,578
500,000	Delta Air Lines, Inc. Pass Thru Certificates,
	7.78%, 11-18-2005	216,029
100,000	Deutsche Telekom International Finance BV, f
	8.25%, 06-15-2030	129,258
75,525	Duty Free Promissory Note,
	0.00%, 11-10-2013 (Acquired 11-10-03; Cost $26,434),*,**,^	26,434
400,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	453,093
150,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04; Cost $148,928)*	145,477
100,000	Halliburton Company Notes,
	5.50%, 10-15-2010	104,758
288,750	The May Department Stores Company Debentures,
	9.75%, 02-15-2021	372,788
77,000	Norfolk Southern Corporation Senior Notes,
	8.38%, 05-15-2005	79,810
535,923	Northwest Airlines, Inc.,
	7.25%, 01-02-2012	380,007
101,766	Northwest Airlines, Inc. Pass Thru Certificates,
	8.07%, 10-01-2019	111,805
200,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $199,066)*	207,729
25,000	PennzEnergy Company Debentures,
	10.25%, 11-01-2005	26,758
100,000	SBC Communications, Inc.,
	6.45%, 06-15-2034	102,386
180,000	Sealed Air Corporation,
	8.75%, 07-01-2008, (Acquired 03-27-03; Cost $193,283)*	208,921
288,087	Southwest Airlines Co. Pass Through Certificates,
	7.67%, 01-02-2014	323,573
Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.4% (cont.)

Industrial - 17.4% (cont.)
$ 50,000	Tyco International Group SA, f
	6.00%, 11-15-2013	$ 53,962
673,690	United Air Lines, Inc. Pass Thru Certificates,
	6.20%, 09-01-2008	560,258
		5,627,929
Utilities - 6.3%
64,000	Conectiv, Inc. Notes,
	6.73%, 06-01-2006	64,843
300,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	349,500
350,000	Gemstone Investors, Ltd., f
	7.71%, 10-31-2004, (Acquired 10-25-01; Cost $350,000)*	350,438
400,000	ONEOK, Inc. Senior Notes,
	7.13%, 04-15-2011	450,449
50,000	Pacific Gas and Electric Company 1st Mortgage,
	6.05%, 03-01-2034	50,890
200,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	225,500
50,000	PSI Energy, Inc. Debentures,
	7.85%, 10-15-2007	56,195
297,536	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	391,007
100,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	104,868
		2,043,690
Mortgage-Backed Securities - 30.3%
	Federal Gold Loan Mortgage Corporation (FGLMC):
190,090	6.00%, 05-01-2017	199,339
159,313	6.50%, 09-01-2028	167,547
254,928	6.50%, 12-01-2028	268,105
191,582	6.50%, 05-01-2029	201,364
190,509	6.50%, 06-01-2029	200,236
	Federal Home Loan Mortgage Corporation (FHLMC):
400,000	Series 2567, Class OD, 5.00%, 08-15-2015	408,553
450,000	Series 2539, Class QB, 5.00%, 09-15-2015	460,105
53,280	Series 1053, Class G, 7.00%, 03-15-2021	53,456
297,181	Series 2804, Class VC, 5.00%, 07-15-2021	297,924
80,274	Series 1122, Class G, 7.00%, 08-15-2021	80,213
250,000	Series 2598, Class QC, 4.50%, 06-15-2027	249,459
382,604	Series 2531, Class N, 4.00%, 07-15-2027	383,920
	Federal National Mortgage Association (FNMA):
492,165	5.00%, 02-01-2018	501,415
336,876	5.00%, 10-01-2018	342,974
335,928	5.00%, 11-01-2018	342,008
261,386	5.50%, 03-01-2023	267,875
125,045	6.50%, 09-01-2028	131,477
216,367	6.50%, 02-01-2029	227,497
391,333	5.50%, 01-01-2032	398,053
400,000	Series 2002-82, Class XC, 5.00%, 05-25-2014	408,980
450,000	Series 2002-74, Class TC, 5.00%, 03-25-2015	460,088
303,046	Series 2002-70, Class PL, 5.00%, 04-25-2015	307,180
Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.4% (cont.)

Mortgage-Backed Securities - 30.3% (cont.)
	Federal National Mortgage Association (FNMA) (cont.):
$ 350,000	Series 2002-57, Class PE, 5.50%, 09-25-2015	$ 361,652
300,000	Series 2003-16, Class PC, 5.00%, 10-25-2015	305,257
33,467	Series 1989-94, Class G, 7.50%, 12-25-2019	36,034
37,553	Series 1990-15, Class J, 7.00%, 02-25-2020	39,347
139,463	Series 1990-76, Class G, 7.00%, 07-25-2020	147,656
36,504	Series 1991-21, Class J, 7.00%, 03-25-2021	38,278
104,222	Series 1992-129, Class L, 6.00%, 07-25-2022	108,915
248,954	Series 1993-32, Class H, 6.00%, 03-25-2023	254,444
298,584	Series 1993-58, Class H, 5.50%, 04-25-2023	310,094
450,000	Series 2003-31, Class KG, 4.50%, 12-25-2028	455,348
128,085	Series 2003-44, Class AB, 3.75%, 05-25-2033	127,077
	Government National Mortgage Association (GNMA):
227,045	6.50%, 08-15-2027	240,647
361,233	6.00%, 12-20-2028	375,396
143,815	6.50%, 01-20-2029	151,833
140,928	6.50%, 02-20-2029	148,785
336,722	6.00%, 11-20-2033	349,096
		9,807,627
Taxable Municipal Bond - 0.7%
235,640	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05-15-2025	230,326

International (U.S. $ Denominated) - 1.5%
400,000	Pemex Project Funding Master Trust,
	9.13%, 10-13-2010	476,000

U.S. Government Agency Issue - 3.6%
1,030,000	Federal Home Loan Mortgage Corporation (FHLMC) Notes,
	6.63%, 09-15-2009	1,161,854

U.S. Treasury Obligations - 14.6%
	U.S. Treasury Bonds:
925,000	9.25%, 02-15-2016	1,331,892
2,900,000	6.25%, 08-15-2023	3,386,429
		4,718,321

	Total Long-Term Investments (Cost $30,524,150)	30,848,541

Shares		Value
SHORT-TERM INVESTMENTS - 3.7%

Money Market Fund - 2.5%
77,426	Investment Company Cash Reserve Portfolio - AIM Fund	$ 77,426
743,991	SEI Daily Income Trust Government Fund	743,991
		821,417

Principal
Amount		Value
Variable Rate Demand Notes# 1.2%
$ 370,902	American Family Financial Services, Inc., 1.45%	$ 370,902

	Total Short-Term Investments (Cost $1,192,319)	1,192,319

	Total Investments (Cost $31,716,469) 99.1%	32,040,860

	Other Assets, less Liabilities 0.9%	290,276

	TOTAL NET ASSETS 100.0%	$ 32,331,136

	* Unregistered security
	** Fair valued security
	^ Non-income producing security
	f Foreign
	# Variable rate demand notes are considered short-term obligations
	and are payable on demand. Interest rates change periodically on
	specified dates. The rates listed are as of September 30, 2004.

Baird Short-Term Bond Fund

Schedule of Investments September 30, 2004 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 94.6%

Asset-Backed Securities - 9.8%
$ 79,507	Americredit Automobile Receivables Trust,
	Series 2001-B, Class A4, 5.37%, 06-12-2008	$ 80,796
120,000	Chase Manhattan Auto Owner Trust,
	Series 2003-C, Class A4, 2.94%, 06-15-2010	119,501
	Chemical Master Credit Card Trust I:
250,370	Series 1996-2, Class A, 5.98%, 09-15-2008	259,914
250,000	Series 1996-3, Class A, 7.09%, 02-15-2009	267,496
100,000	Citibank Credit Card Issuance Trust,
	Series 2001-A8, Class A8, 4.10%, 12-07-2006	100,409
	Countrywide Asset-Backed Certificates:
300,000	Series 2004-10, Class AF2, 3.32%, 05-25-2022	299,994
400,000	Series 2004-9, Class AF2, 3.34%, 09-25-2023	399,125
300,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 1.99%, 08-16-2010	300,804
400,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	400,889
400,000	Renaissance Home Equity Loan Trust,
	Series 2004-3, Class AF2, 3.57%, 11-25-2034	395,288
		2,624,216
Financial - 13.2%
140,000	American General Finance Corporation Notes,
	4.50%, 11-15-2007	144,060
266,000	AXA Financial, Inc. Senior Notes,
	9.00%, 12-15-2004	269,285
304,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	335,842
110,000	BB&T Corporation Subordinated Notes,
	7.25%, 06-15-2007	120,731
210,000	CIT Group Inc. Senior Notes,
	5.50%, 11-30-2007	222,797
200,000	Citicorp Subordinated Notes,
	7.00%, 07-01-2007	219,301
200,000	Franchise Finance Corporation Notes,
	7.07%, 01-15-2008	224,673
200,000	J.P. Morgan & Co. Incorporated Subordinated Notes,
	6.70%, 11-01-2007	219,305
100,000	KeyCorp Subordinated Notes,
	6.75%, 03-15-2006	105,896
203,000	Lehman Brothers Holdings Inc. Notes,
	8.50%, 05-01-2007	229,343
200,000	Morgan Stanley Group, Inc. Debentures,
	8.33%, 01-15-2007	221,679
300,000	Santander Financial Issuances, f
	7.25%, 05-30-2006	320,235
200,000	Transamerica Corporation Debentures,
	9.38%, 03-01-2008	234,080
Principal
Amount		Value
LONG-TERM INVESTMENTS - 94.6% (cont.)

Financial - 13.2% (cont.)
$ 225,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	$ 231,129
162,000	Washington Mutual, Inc. Notes,
	7.50%, 08-15-2006	174,856
250,000	Wells Fargo & Company Subordinated Notes,
	6.25%, 04-15-2008	272,533
		3,545,745
Industrial - 12.1%
200,000	British Telecommunications PLC Notes, f
	7.63%, 12-15-2005	211,843
250,000	Centex Corporation Notes,
	9.75%, 06-15-2005	261,235
200,000	Comcast Cable Communications, Inc. Notes,
	6.20%, 11-15-2008	216,124
200,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04-15-2007	195,946
270,000	CSX Corporation Debentures,
	9.00%, 08-15-2006	297,700
200,000	Deutsche Telekom International Finance BV, f
	7.75%, 06-15-2005	207,731
200,000	France Telecom SA Notes, f
	7.20%, 03-01-2006	213,649
200,000	General Motors Acceptance Corporation Notes,
	6.13%, 09-15-2006	209,083
110,000	The Hertz Corporation Senior Notes,
	6.50%, 05-15-2006	114,754
200,000	Historic TW Inc. Notes,
	8.18%, 08-15-2007	223,817
250,000	International Paper Company Notes,
	7.63%, 01-15-2007	272,384
200,000	MeadWestvaco Corporation Notes,
	2.75%, 12-01-2005	200,005
99,000	Southwestern Bell Telephone Company Notes,
	6.63%, 07-15-2007	107,117
250,000	Telus Corporation Notes, f
	7.50%, 06-01-2007	274,139
250,000	Wyeth Notes,
	7.90%, 02-15-2005	254,639
		3,260,166
Utilities - 5.4%
220,000	Indiana Michigan Power Company Senior Notes,
	Series C, 6.13%, 12-15-2006	232,891
111,000	Jersey Central Power & Light Company 1st Mortgage,
	6.85%, 11-27-2006	118,918
200,000	MidAmerican Energy Holdings Company Senior Notes,
	4.63%, 10-01-2007	204,614
Principal
Amount		Value
LONG-TERM INVESTMENTS - 94.6% (cont.)

Utilities - 5.4% (cont.)
$ 220,000	PanEnergy Corporation Notes,
	7.00%, 10-15-2006	$ 235,113
250,000	Pepco Holdings, Inc. Notes,
	3.75%, 02-15-2006	252,229
175,000	Progress Energy, Inc. Senior Notes,
	6.75%, 03-01-2006	183,777
200,000	Southern California Edison Company 1st Mortgage,
	8.00%, 02-15-2007	221,378
		1,448,920
Mortgage-Backed Securities - 3.2%
294,860	Citicorp Mortgage Securities, Inc.,
	Series 2004-4, Class A2, 5.25%, 05-25-2015	297,365
300,000	Citifinancial Mortgage Securities, Inc.,
	Series 2003-3, Class AF2, 3.08%, 08-25-2033	299,954
250,000	Federal National Mortgage Association (FNMA),
	Series 2002-94, Class BG, 5.00%, 04-25-2016	255,872
		853,191
International (U.S. $ Denominated) - 0.8%
200,000	Pemex Project Funding Master Trust,
	6.13%, 08-15-2008	210,000

U.S. Government Agency Issue - 42.4%
	Federal Home Loan Bank (FHLB):
500,000	6.45%, 06-08-2005	514,659
1,000,000	4.70%, 10-07-2010	1,000,326
9,300,000	Federal National Mortgage Association (FNMA) Notes,
	2.38%, 02-15-2007	9,178,068
750,000	Government Backed Trust U.S. Government Guarantee,^ f
	Series T-1, 0.00%, 11-15-2006	702,308
		11,395,361
U.S. Treasury Obligations - 7.7%
2,075,000	U.S. Treasury Note,
	2.38%, 08-31-2006	2,067,300

	Total Long-Term Investments (Cost $26,474,463)	25,404,899

Shares		Value
SHORT-TERM INVESTMENTS - 4.8%

Discount Notes - 3.7%
1,000,000	Federal National Mortgage Association (FNMA) Discount Notes,
	0.00%, 11-30-2004^	$ 997,017

Money Market Fund - 1.1%
300,000	Investment Company Cash Reserve Portfolio - AIM Fund	300,000

	Total Short-Term Investments (Cost $300,000)	1,297,017

	Total Investments (Cost $26,774,463) 99.4%	26,701,916

	Other Assets, less Liabilities 0.6%	155,394

	TOTAL NET ASSETS 100.0%	$ 26,857,310

	^ Non-income producing security
	f Foreign

Baird LargeCap Fund

Schedule of Investments September 30, 2004 (unaudited)

Shares		Value
COMMON STOCKS - 96.7%

Air Freight & Logistics - 2.3%
18,457	United Parcel Service, Inc. - Class B	$ 1,401,255

Biotechnology - 2.3%
24,564	Amgen, Inc. *	1,392,288

Capital Markets - 1.4%
19,200	State Street Corporation	820,032

Chemicals - 2.1%
29,500	Praxair, Inc.	1,260,830

Commercial Banks - 4.2%
18,000	Fifth Third Bancorp	885,960
26,802	Wells Fargo & Company	1,598,203
		2,484,163
Commercial Services & Supplies - 2.0%
29,000	Cintas Corporation	1,219,160

Communications Equipment - 1.3%
44,110	Cisco Systems, Inc. *	798,391

Computers & Peripherals - 5.3%
44,200	Dell, Inc. *	1,573,520
19,000	International Business Machines Corporation	1,629,060
		3,202,580
Diversified Financial Services - 3.3%
44,796	Citigroup, Inc.	1,976,400

Electrical Equipment - 3.3%
31,600	Emerson Electric Company	1,955,724

Food & Staples Retailing - 8.3%
53,000	Sysco Corporation	1,585,760
38,000	Walgreen Company	1,361,540
38,250	Wal-Mart Stores, Inc.	2,034,900
		4,982,200
Health Care Equipment & Supplies - 3.8%
43,700	Medtronic, Inc.	2,268,030

Health Care Providers & Services - 2.4%
44,400	Caremark Rx, Inc. *	1,423,908

Household Products - 2.6%
28,800	The Procter & Gamble Company	1,558,656

Shares		Value
COMMON STOCKS - 96.7% (cont.)

Industrial Conglomerates - 3.8%
68,000	General Electric Company	$ 2,283,440

Insurance - 5.5%
22,000	AFLAC Incorporated	862,620
35,600	American International Group, Inc.	2,420,444
		3,283,064
IT Services - 3.7%
32,920	Fiserv, Inc. *	1,147,591
45,000	SunGard Data Systems, Inc. *	1,069,650
		2,217,241
Machinery - 2.6%
16,600	Illinois Tool Works, Inc.	1,546,622

Media - 2.2%
16,700	The McGraw-Hill Companies, Inc.	1,330,823

Multiline Retail - 2.2%
28,600	Target Corporation	1,294,150

Oil & Gas - 2.5%
30,000	Apache Corporation	1,503,300

Pharmaceuticals - 10.4%
29,000	Abbott Laboratories	1,228,440
16,800	Eli Lilly and Company	1,008,840
13,000	Johnson & Johnson	732,290
48,014	Pfizer, Inc.	1,469,228
70,500	Teva Pharmaceutical Industries Ltd.-ADR f	1,829,475
		6,268,273
Semiconductors & Semiconductor Equipment - 2.7%
46,968	Intel Corporation	942,178
16,300	Maxim Integrated Products, Inc.	689,327
		1,631,505
Software - 5.5%
26,000	Adobe Systems, Inc.	1,286,220
73,000	Microsoft Corporation	2,018,450
		3,304,670
Specialty Retail - 11.0%
34,850	Best Buy Company, Inc.	1,890,264
53,587	The Home Depot, Inc.	2,100,610
49,500	Staples, Inc.	1,476,090
51,000	The TJX Companies, Inc.	1,124,040
		6,591,004

	Total Common Stocks (Cost $58,096,878)	57,997,709

Principal Amount		Value
SHORT-TERM INVESTMENTS - 3.4%

U.S. Treasury Bills - 3.4%
$ 2,050,000	1.44%, 11-18-2004	$ 2,045,955

Shares		Value
Money Market Fund - 0.0%
12,843	SEI Daily Income Trust Government Fund - Class B	12,843

	Total Short-Term Investments (Cost $12,843)	2,058,798

	Total Investments (Cost $58,109,721) 100.1%	60,056,507

	Liabilities, less Other Assets (0.1%)	(63,872)

	TOTAL NET ASSETS 100.0%	$ 59,992,635

	ADR - American Depository Receipt
	* Non Income Producing
	f Foreign

Baird MidCap Fund

Schedule of Investments September 30, 2004 (unaudited)

Shares		Value
COMMON STOCKS - 96.7%

Auto Components - 4.1%
40,810	Gentex Corporation	$ 1,433,655
26,137	Johnson Controls, Inc.	1,484,843
		2,918,498
Biotechnology - 4.2%
46,141	Gen-Probe Incorporated*	1,839,642
24,057	Martek Biosciences Corporation*	1,170,132
		3,009,774
Capital Markets - 5.5%
45,967	Eaton Vance Corporation	1,856,607
38,124	Legg Mason, Inc.	2,030,866
		3,887,473
Commercial Banks - 9.0%
42,032	East West Bancorp, Inc.	1,411,855
90,968	Southwest Bancorporation of Texas, Inc.	1,832,096
50,416	TCF Financial Corporation	1,527,101
28,402	Wintrust Financial Corporation	1,626,867
		6,397,919
Commercial Services & Supplies - 5.4%
48,224	Cintas Corporation	2,027,337
39,371	Stericycle, Inc.*	1,807,129
		3,834,466
Electrical Equipment - 3.1%
27,867	Rockwell Automation, Inc.	1,078,453
19,515	Roper Industries, Inc.	1,121,332
		2,199,785
Electronic Equipment & Instruments - 4.3%
22,738	CDW Corporation	1,319,486
138,931	Symbol Technologies, Inc.	1,756,088
		3,075,574
Energy Equipment & Services - 5.7%
38,466	Cooper Cameron Corporation*	2,109,475
31,432	Smith International, Inc.*	1,908,865
		4,018,340
Health Care Equipment & Supplies - 12.2%
76,178	Cytyc Corporation*	1,839,699
27,463	INAMED Corporation*	1,309,161
38,210	ResMed, Inc.*	1,819,178
52,961	Varian Medical Systems, Inc.*	1,830,862
43,224	Waters Corporation*	1,906,178
		8,705,078
Shares		Value
COMMON STOCKS - 96.7% (cont.)

Health Care Providers & Services - 4.2%
23,913	Patterson Companies, Inc.*	$ 1,830,779
32,240	Pharmaceutical Product Development, Inc.*	1,160,640
		2,991,419
Hotels, Restaurants & Leisure - 5.5%
78,681	Applebee's International, Inc.	1,989,056
40,172	P.F. Chang's China Bistro, Inc.*	1,947,940
		3,936,996
IT Services - 8.8%
41,399	Global Payments, Inc.	2,216,916
63,606	Hewitt Associates, Inc. - Class A*	1,683,015
69,885	Iron Mountain Incorporated*	2,365,607
		6,265,538
Machinery - 3.0%
63,070	Nordson Corporation	2,165,193

Media - 1.6%
14,245	Pixar*	1,123,931

Multiline Retail - 1.8%
70,388	Fred's, Inc.	1,264,168

Office Electronics - 2.9%
33,712	Zebra Technologies Corporation - Class A*	2,056,769

Pharmaceuticals - 1.6%
29,485	Medicis Pharmaceutical Corporation - Class A	1,151,094

Semiconductors & Semiconductor Equipment - 1.5%
40,415	Microchip Technology Incorporated	1,084,739

Specialty Retail - 9.8%
56,673	Dick's Sporting Goods, Inc.*	2,018,692
22,751	Michaels Stores, Inc.	1,347,087
64,167	PETCO Animal Supplies, Inc.*	2,095,694
39,345	Williams-Sonoma, Inc.*	1,477,405
		6,938,878
Trading Companies & Distributors - 2.5%
30,987	Fastenal Company	1,784,851

	Total Common Stocks (Cost $64,668,998)	68,810,483

EXCHANGE-TRADED FUND - 1.1%
6,685	iShares S&P MidCap 400/BARRA Growth Index Fund	802,735

	Total Exchange-Traded Fund (Cost $798,499)	802,735

Shares		Value
SHORT-TERM INVESTMENTS - 2.7%

Money Market Fund - 2.7%
1,957,883	SEI Daily Income Trust Government Fund - Class B	$ 1,957,883

	Total Short-Term Investments (Cost $1,957,883)	1,957,883

	Total Investments (Cost $67,425,380) 100.5%	71,571,101

	Liabilities, less Other Assets (0.5%)	(368,150)

	TOTAL NET ASSETS 100.0%	$ 71,202,951

	* Non Income Producing

Baird SmallCap Fund

Schedule of Investments September 30, 2004 (unaudited)

Shares		Value
COMMON STOCKS - 94.1%

Air Freight & Logistics - 1.7%
15,688	Pacer International, Inc.*	$ 257,283

Airlines - 1.9%
19,086	SkyWest, Inc.	287,244

Biotechnology - 2.2%
6,928	Martek Biosciences Corporation*	336,978

Commercial Banks - 9.5%
16,999	Boston Private Financial Holdings, Inc.	424,295
8,736	East West Bancorp, Inc.	293,442
17,947	Southwest Bancorporation of Texas, Inc.	361,453
6,600	Wintrust Financial Corporation	378,048
		1,457,238
Commercial Services & Supplies - 9.5%
6,566	Brady Corporation - Class A	320,224
11,850	G & K Services, Inc. - Class A	470,919
19,091	Marlin Business Services, Inc.*	358,147
6,667	Stericycle, Inc.*	306,015
		1,455,305
Communications Equipment - 1.5%
44,056	Westell Technologies, Inc. - Class A*	227,770

Electronic Equipment & Instruments - 4.3%
27,326	Plexus Corporation*	301,679
5,628	ScanSource, Inc.*	359,066
		660,745
Energy Equipment & Services - 5.0%
21,307	GulfMark Offshore, Inc.*	347,943
11,375	Oceaneering International, Inc.*	419,055
		766,998
Food & Staples Retailing - 3.1%
17,634	United Natural Foods, Inc.*	469,064

Shares		Value
COMMON STOCKS - 94.1% (cont.)

Health Care Equipment & Supplies - 8.0%
9,342	Cytyc Corporation*	$ 225,609
16,077	Molecular Devices Corporation*	378,935
7,191	ResMed, Inc.*	342,364
10,760	Wright Medical Group, Inc.*	270,291
		1,217,199
Health Care Providers & Services - 8.1%
20,265	Computer Programs and Systems, Inc.	406,516
20,659	Providence Service Corporation*	400,165
12,683	United Surgical Partners International, Inc.*	435,661
		1,242,342
Hotels, Restaurants & Leisure - 4.4%
7,585	P.F. Chang's China Bistro, Inc.*	367,797
10,719	Ruby Tuesday, Inc.	298,739
		666,536
Internet & Catalog Retail - 2.8%
25,624	Insight Enterprises, Inc.*	431,508

IT Services - 10.5%
23,801	Covansys Corporation*	274,664
10,851	Global Payments, Inc.	581,071
28,758	MPS Group, Inc.*	241,855
9,806	SRA International, Inc.- Class A*	505,597
		1,603,187
Machinery - 2.7%
12,025	Nordson Corporation	412,818

Multiline Retail - 2.6%
21,834	Fred's, Inc.	392,139

Semiconductors & Semiconductor Equipment - 3.8%
8,367	Varian Semiconductor Equipment Associates, Inc.*	258,540
20,659	Zoran Corporation*	324,759
		583,299
Software - 2.4%
8,172	Kronos Incorporated*	361,938

Specialty Retail - 10.1%
12,421	Cost Plus, Inc.*	439,455
10,195	Gander Mountain Company*	204,053
24,842	The Gymboree Corporation*	357,725
26,178	Hibbett Sporting Goods, Inc.*	536,387
		1,537,620

	Total Common Stocks (Cost $14,507,921)	14,367,211

Shares		Value
EXCHANGE-TRADED FUND - 1.0%
1,085	iShares S&P SmallCap 600 Index Fund	$ 156,500

	Total Exchange-Traded Fund (Cost $153,224)	156,500

SHORT-TERM INVESTMENTS - 3.2%

Money Market Fund - 3.2%
491,805	SEI Daily Income Trust Government Fund - Class B	491,805

	Total Short-Term Investments (Cost $491,805)	491,805

	Total Investments (Cost $15,152,950) 98.3%	15,015,516

	Other Assets less Liabilities 1.7%	259,910

	TOTAL NET ASSETS 100.0%	$ 15,275,426

	* Non Income Producing

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended September 30, 2004 that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

Exhibit No.                  Description of Exhibit

    99.1                        Certification of Principal Executive Officer

    99.2                        Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baird Funds, Inc.

By  /s/ Mary Ellen Stanek

Mary Ellen Stanek, President

Date   November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek

Mary Ellen Stanek, President

Date   November 23, 2004

By  /s/ Leonard Rush

Leonard Rush, Treasurer

Date   November 23, 2004